Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

19.  Employee Benefit Plans

The Bank has a 401(k) savings plan covering substantially all employees.  Under the Plan, an employee can contribute up to 80 percent of their salary on a tax deferred basis.  The Bank may also make discretionary contributions to the Plan.  The Bank contributed $244 thousand and $193 thousand to the Plan in 2012 and 2011, respectively.

The Company has a deferred fee plan for Directors and executive management.  Directors of the Company have the option to elect to defer up to 100 percent of their respective retainer and Board of Director fees, and each member of executive management has the option to elect to defer 100 percent of their year-end cash bonuses.  Director and executive deferred fees totaled $42 thousand in 2012 and $16 thousand in 2011, and the interest paid on deferred balances totaled $17 thousand in 2012 and $15 thousand in 2011.

Certain members of management are also enrolled in a split-dollar life insurance plan with a post retirement death benefit of $250 thousand.  Total expenses related to this plan were $5 thousand in 2012 and $10 thousand in 2011.

Stock Transactions

Stock Option Plans

The Company has incentive and nonqualified option plans, which allow for the grant of options to officers, employees and members of the Board of Directors.  Transactions under the Company’s stock option plans for 2012 and 2011 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2010	775,468	$5.90	3.9	$1,049,184
Options granted	127,000	6.54
Options exercised	(233,105)	3.39
Options forfeited	(2,890)	3.98
Options expired	(23,267)	9.62
Outstanding at December 31, 2011	643,206	$6.80	5.3	$517,867
Options granted	25,000	6.00
Options exercised	(117,240)	4.99
Options forfeited	(12,499)	6.06
Options expired	(22,135)	9.73
Outstanding at December 31, 2012	516,332	$7.06	5.4	$327,725
Exercisable at December 31, 2012	415,837	$7.21	4.6	$322,325

Grants under the Company’s incentive and nonqualified option plans generally vest over 3 years and must be exercised within 10 years of the date of grant.  The exercise price of each option is the market price on the date of grant.  As of December 31, 2012, 1,720,529 shares have been reserved for issuance upon the exercise of options, 516,332 option grants are outstanding, and 1,097,521 option grants have been exercised, forfeited or expired, leaving 106,676 shares available for grant.

The fair values of the options granted during 2012 and 2011 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2012	2011
Number of options granted	25,000	127,000
Weighted average exercise price	$6.00	$6.54
Weighted average fair value of options	$2.33	$3.02
Expected life in years (1)	5.07	4.59
Expected volatility (2)	43.61%	55.69%
Risk-free interest rate (3)	0.77%	0.98%
Dividend yield (4)	-%	-%
(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2012 and 2011:

	For the years ended December 31,
	2012	2011
Number of options exercised	117,240	233,105
Total intrinsic value of options exercised	$121,973	$753,440
Cash received from options exercised	185,976	449,717
Tax deduction realized from options exercised	43,319	298,494

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	119,750	6.4	$3.87	119,750	$3.87
4.01 - 8.00	231,675	7.4	6.51	131,180	6.59
8.01 - 12.00	120,256	1.2	9.22	120,256	9.22
12.01 - 16.00	44,651	4.1	12.62	44,651	12.62
Total	516,332	5.4	$7.06	415,837	$7.21

FASB ASC Topic 718, “Compensation - Stock Compensation,” requires an entity to recognize the fair value of equity awards as compensation expense over the period during which an employee is required to provide service in exchange for such an award (vesting period).  Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2012 and 2011 are detailed in the following table:

	For the years ended December 31,
	2012	2011
Compensation expense	$148,996	$127,286
Income tax benefit	54,458	49,159

As of December 31, 2012, unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Company’s stock option plans totaled approximately $240 thousand.  That cost is expected to be recognized over a weighted average period of 1.9 years.

Restricted Stock Awards

Restricted stock is issued under the stock bonus program to reward employees and directors and to retain them by distributing stock over a period of time.  The following table summarizes nonvested restricted stock activity for the year ended December 31, 2012:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2011	93,684	$6.06
Granted	29,500	6.07
Vested	(29,209)	5.90
Forfeited	(3,000)	6.15
Nonvested restricted stock at December 31, 2012	90,975	$6.10

Restricted stock awards granted to date vest over a period of 4 years and are recognized as compensation to the recipient over the vesting period.  The awards are recorded at fair market value at the time of grant and amortized into salary expense on a straight line basis over the vesting period.  As of December 31, 2012, 221,551 shares of restricted stock were reserved for issuance, of which 18,663 shares are available for grant.

Restricted stock awards granted during the years ended December 31, 2012 and 2011 were as follows:

	For the years ended December 31,
	2012	2011
Number of shares granted	29,500	68,500
Average grant date fair value	$6.07	$6.49

Compensation expense related to the restricted stock for the years ended December 31, 2012 and 2011 is detailed in the following table:

	For the years ended December 31,
	2012	2011
Compensation expense	$160,509	$93,916

As of December 31, 2012, there was approximately $516 thousand of unrecognized compensation cost related to nonvested restricted stock awards granted under the Company’s stock incentive plans.  That cost is expected to be recognized over a weighted average period of 3.0 years.